UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/08
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                       Date of reporting period: 03/31/08
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (unaudited)
================================================================================

Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 100.41% of net assets

                     Banking and finance - 9.66%
    34,500 Bancolombia, S.A                                        $  1,223,370
    44,420 Banco Latinoamericano de Exportaciones, S.A                  684,068
     6,500 Doral Financial Corp.                                        131,170
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               70,879
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O               29,700
    40,000 Popular, Inc.                                                466,400
   192,200 W Holding Co., Inc.                                          228,718

                     Communications - 18.60%
    35,600 America Movil, S.A. de C.V. Series A                         113,309
    50,891 America Movil, S.A. de C.V. Series L                         161,739
    18,000 America Movil                                              1,146,420
    30,819 Atlantic Tele-Network, Inc.                                1,042,607
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  62,542
   176,000 Fuego Entertainment                                           17,600
    17,000 Garmin Ltd.                                                  918,170
       871 Grupo Iusacell, S.A. de C.V. Series V                         10,003
    21,120 Grupo Radio Centro, S.A. ADR                                 229,363
    32,400 Grupo Televisa, S.A. ADR                                     785,376
    13,400 Grupo Televisa, S.A. Series CPO                               64,697
    80,304 Spanish Broadcasting System Inc.                             142,138
    15,000 Telefonos de Mexico ADR                                      564,000
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    44,625
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                   148,113
    13,900 TV Azteca, S.A. de C.V. Series CPO                             8,001

                     Conglomerates and holdings companies - 1.80%
   250,000 Admiralty Holding Co.                                            275
     5,400 Alfa, S.A. de C.V. Series A                                   36,045
    42,595 BB Holdings Ltd.                                             222,226
    13,000 Carlisle Group Ltd.                                           22,349
    30,300 Cockleshell Ltd. Ord.                                         35,229
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B                                          6,900
        20 Dermet de Mexico Com Serie B                                       2
    11,000 Grupo Carso, S.A. de C.V. Series A1                           46,407
     1,580 Grupo Kuo SAB de CV                                            1,592
     3,250 Shellshock Ltd. Ord.                                           4,296
     2,900 Vitro, S.A. Series A                                           5,217
    27,918 Vitro, S.A. ADR                                              146,570

                     Construction and related - 4.35%
    47,864 Cemex, S.A. de C.V. Series CPO                               125,644
    21,098 Cemex S.A. de C.V. ADR                                       551,080
     2,032 Ceramica Carabobo Class A ADR                                  4,732
    17,200 Consorcio ARA, S.A. de C.V.                                   17,480
     1,580 Dine S.A.B de C.V.                                             1,555
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.             21,250
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       4,350
    67,132 Mastec, Inc.                                                 551,154

                     Consumer products and related manufacturing - 6.28%
   800,000 Atlas Electricas, S.A                                        116,444
    13,273 Grupo Casa Saba, S.A. ADR                                    442,655
    31,000 Watsco Incorporated                                        1,284,020

                     Food, beverages and tobacco - 5.10%
     1,200 Alsea, S.A. de C.V.                                            1,446
    19,500 Coca-Cola Femsa, S.A. de C.V. ADR                          1,098,435
       200 Coca-Cola Femsa, S.A. de C.V., Series L                        1,136
    18,900 Fomento Economico Mexicano, S.A. de C.V. Series UBD           78,636
     6,500 Fresh Del Monte Produce Inc.                                 236,600
       800 Gruma S.A. de C.V. Series B                                    1,891
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            45,600
     7,700 Grupo Modelo, S.A.Series B                                    33,640

                     Housing - 2.00%
     1,700 Corporacion Geo S.A. de C.V., Series B                         5,419
       100 Desarrolladora Homex, S.A. de C.V.                               970
    30,500 Lennar Corp.                                                 573,705
       400 Sare Holding, S.A. de C.V. Series B                              551
     1,500 Urbi Dessarrollos Urbanos, S.A. de C.V.                        4,922

                     Investment companies - 8.89%
     8,000 iShares MSCI Mexico                                          472,800
    21,140 The Mexico Fund                                              732,290
    18,110 Latin America Equity Fund                                    819,296
    17,729 Western Asset Emerging Markets Debt Fund                     308,307
     2,300 Western Asset Emerging Markets Fund                           27,784
    19,000 Western Asset Worldwide Income Fund                          247,000

                     Leisure - 10.49%
    37,500 Carnival Corp.                                             1,518,000
    33,500 Royal Caribbean Cruises Ltd.                               1,102,150
    13,900 Steiner Leisure Ltd.                                         458,700

                     Medical - 3.39%
     8,386 Micromet, Inc.                                                14,676
    24,660 Orthofix International N.V.                                  980,728

                     Mining - 0.03%
     1,200 Grupo Mexico, S.A. de C.V., Series B                           7,948

                     Pulp and paper - 0.09%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               26,999

                     Railroad - 3.15%
    17,000 Norfolk Southern Corp                                        923,440

                     Retail - 0.81%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                    10,406
     1,270 Grupo Elektra, S.A. de C.V. Series CPO                        34,945
    45,111 Wal-Mart de Mexico, S.A. de C.V. Series V                    191,793

                     Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         4,003
       100 Promotora Ambiental S.A. de C.V.                                 291

                     Trucking and marine freight - 13.48%
    59,800 Grupo TMM, S.A. ADR                                          119,600
     1,201 Seaboard Corporation                                       1,879,565
    21,000 Teekay Corporation                                           891,870
     8,361 Teekay LNG Partners LP                                       240,128
    66,397 Trailer Bridge, Inc.                                         588,941
    23,000 Ultrapetrol Bahamas Ltd.                                     235,520

                     Utilities - 7.91%
    12,000 Caribbean Utilities Ltd. Class A                             147,000
    68,241 Consolidated Water, Inc.                                   1,503,349
       700 Cuba Electric Company                                          9,800
    41,500 Teco energy Inc.                                             661,925

                     Other - 4.37%
    32,000 Copa Holdings                                              1,219,520
    55,921 Margo Caribe, Inc.                                            55,921
       100 Mexichem S.A. de C.V.                                            514
       843 Siderurgica Venezolana Sivensa ADR                             6,281
        75 Siderurgica Venezolana Sivensa Series B                          559

Total common stocks (cost $27,582,495)                             $ 29,465,480

                     Bonds and fixed income - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - (0.41%) of net assets             ($    119,377)

Net assets - 100% (applicable to 3,713,071 shares; equivalent
           to $7.90 per share) (a)                                 $ 29,346,103


(a) The cost for federal income tax purposes was $29,645,533. At March 31, 2008, net unrealized gain for all securities based on tax cost was $1,819,947.
This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $4,143,407 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,323,460.

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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached as an exhibit to this filing.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 2, 2008


By /s/ Cecilia L. Gondor
-------------------------
Cecilia L. Gondor
Treasurer

Date: May 2, 2008